Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Investments Debt And Equity Securities [Abstract]
Marketable securities	$ 549,821	$ 3,548
Long-term marketable securities	225,639
Marketable securities	$ 775,460	$ 3,548